Tradr 2X Long GS Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,808,814
TOTAL NET ASSETS — 100.0%	$1,808,814

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	The Goldman Sachs Group, Inc.	Receive	5.40% (OBFR01* + 175bps)	At Maturity	10/20/2026	$3,169,077	$-	$354,286
Marex	The Goldman Sachs Group, Inc.	Receive	5.15% (OBFR01* + 150bps)	At Maturity	12/28/2026	52,226	-	3,777
TOTAL EQUITY SWAP CONTRACTS								$358,063

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.